FEDERATED INCOME SECURITIES TRUST

Federated Hermes Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086

May 29, 2020

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED INCOME SECURITIES TRUST (the “Registrant”)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES

Class A Shares

Class B Shares

Class C Shares

Institutional Shares

Class T Shares

FEDERATED FLOATING RATE STRATEGIC INCOME FUND

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares (collectively, the “Funds”)

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated May 31, 2020, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 218 on May 27, 2020.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary